Cash Paid For Capital Expenditures, By Segment (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended					4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor USIS	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor USIS	Dec. 31, 2011 TransUnion Corp-Predecessor USIS	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Cash paid for capital expenditures, by segment	$ 48.8	$ 30.8	$ 8.6	$ 2.8	$ 6.6	$ 20.4	$ 74.0	$ 14.3	$ 54.3	$ 2.4	$ 12.3	$ 1.3	$ 2.1	$ 2.4	$ 5.3